INCOME TAX - Reconciliation of the federal income tax rate (Details) - CONCORD ACQUISITION CORP III	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Statutory federal income tax rate	21.00%	21.00%
Transaction costs	0.00%	0.00%
Change in fair value of warrant liability and Sponsor Loans	(100.30%)	(17.70%)
Transaction costs allocated to warrants	12.80%	0.00%
Change in valuation allowance	(160.70%)	0.70%
Income tax provision	(227.20%)	4.00%